Related Parties - Schedule of Transactions with Related Metallurgical Plants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Related Metallurgical Plants, Revenues
Steel segment products sales	$ 346,331		$ 314,297	$ 387,215
Ferroalloy segment products sales	17,838		36,141	19,002
Mining segment products sales	3,981		4,315	9,150
Other revenues	63,038		64,295	4,419
Total revenues	431,188		419,048	419,786
Costs and expenses
Cost of goods for resale, production and operating expenses	842,253		1,528,053	1,213,426
Transportation expenses	31,693		27,573	14,993
Other expenses	189		128	123
Provision for amounts due from related metallugrical plants	919,113	[1]
Total expenses	$ 1,793,248		$ 1,555,754	$ 1,228,542

[1]	See Note 9